iShares®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”) as applicable, for each series listed in Appendix A, Appendix B, and Appendix C
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for the Underlying Index of one or more Underlying Funds for the Funds listed in Appendix A and Appendix B and the Index Provider for each of the Funds listed in Appendix C, removed Russian debt securities from each Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in a Fund’s “Summary of Principal Risks”
The last sentence in the section of the Summary Prospectus and Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
The following is hereby added to the section of the Prospectus and Summary Prospectus entitled “Summary of Principal Risks” for BYLD:
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Change in the Funds’ “A Further Discussion of Principal Risks”
The last paragraph in the section of the Prospectus for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” for each Fund listed in Appendix C is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider excluded all Russia sovereign and corporate debt from the Underlying Index where present on March 31, 2022. To the extent that the Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The last paragraph in the section of the Prospectus for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” for the Fund listed in Appendix B is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Underlying Index of the Underlying Fund. The Fund’s Index Provider excluded all Russia sovereign and corporate debt from the Underlying Index where present on March 31, 2022. To the extent that the Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The last paragraph in the section of the Prospectus for each Fund entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “A Further Discussion of Principal Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Underlying Index of one or more Underlying Funds. The Fund’s Index Provider excluded all Russia sovereign and corporate debt from the Underlying Index where present on March 31, 2022To the extent that the Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The last sentence in the section of the Prospectus for each Fund listed in Appendix C entitled “Tracking Error Risk” in the section entitled “A Further Discussion of Principal Risks” is hereby deleted in its entirety and replaced with the following:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.

The following is hereby added to the section of the Prospectus entitled “A Further Discussion of Principal Risks” for BYLD:
Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Change in the Funds’ “General Considerations and Risks”
The last paragraph in the section of the SAI for the Funds entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” for each Fund listed in Appendix C is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non‑resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Fund’s Underlying Index. The Fund’s Index Provider excluded all Russia sovereign and corporate debt securities from the Underlying Index where present on March 31, 2022. To the extent that the Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of the Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, while the Underlying Index has removed Russian securities. This disparity will also lead to increased tracking error. The inability of the Fund to trade in Russian securities may adversely affect the Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.
The last paragraph in the section of the SAI for the Funds entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” for the Fund listed in Appendix B is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non -resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Underlying Index of the Underlying Fund. An Underlying Fund’s Index Provider excluded all Russia sovereign and corporate debt securities from its Underlying Index where present on March 31, 2022. To the extent that an Underlying Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of its Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, an Underlying Fund is currently restricted from trading in Russian securities, including portfolio securities, while an Underlying Fund’s Underlying Index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will cause increased tracking error because its Underlying Index has removed the Russian securities. The inability of an Underlying Fund to trade in Russian securities may adversely affect such an Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or such an Underlying Fund’s ability to trade in Russian securities will resume.
The last paragraph in the section of the SAI for the Funds entitled “Risk of Investing in Russia—Russia Sanctions” in the section entitled “General Considerations and Risks” for each Fund listed in Appendix A is hereby deleted in its entirety and replaced with the following:
These sanctions, the decision by Russia to suspend trading on the Moscow Exchange (MOEX) and prohibit non -resident investors from executing security sales, recent Russian debt ratings downgrades, and other events have led to changes in the Underlying Index of one or more Underlying Funds. An Underlying Fund’s Index Provider excluded all Russia sovereign and corporate debt from the Underlying Index where present on March 31, 2022. To the extent that an Underlying Fund rebalances its portfolio and trades in non‑Russian securities to seek to track the investment results of its Underlying Index, this may result in transaction costs and increased tracking error. As a result of sanctions, an Underlying Fund is currently restricted from trading in Russian securities, including portfolio securities, while an Underlying Fund’s Underlying Index has removed Russian securities. For Underlying Funds with Russian securities, this disparity will cause increased tracking error because its Underlying Index has removed the Russian securities. The inability of an Underlying Fund to trade in Russian securities may adversely affect such an Underlying Fund’s ability to meet its investment objective. It is unknown when, or if, sanctions may be lifted or such an Underlying Fund’s ability to trade in Russian securities will resume.
Change in a Fund’s “Principal Investment Strategies”
The reference to “Russia” in the fourth paragraph in the section of the Summary Prospectus and Prospectus for LEMB entitled “Principal Investment Strategies” is hereby deleted in its entirety.
Change in a Fund’s “Construction and Maintenance of the Underlying Index”
The section in the SAI for EMHY entitled “J.P. Morgan USD Emerging Markets High Yield Bond Index” in the section entitled “Construction and Maintenance of the Underlying Indexes” is modified to delete “Russia” from the fourth paragraph.
Appendix A
Supplement to the Prospectus dated December 1, 2021 and SAI dated December 1, 2021 (as revised January 19, 2022):
iShares Morningstar Multi-Asset Income ETF (IYLD)
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares Yield Optimized Bond ETF (BYLD)
Appendix B
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares Interest Rate Hedged Emerging Markets Bond ETF (EMBH)
Appendix C
Supplement to the Prospectus and SAI dated March 1, 2022 and SAI dated March 1, 2022:
iShares J.P. Morgan EM Corporate Bond ETF (CEMB)
iShares J.P. Morgan EM High Yield Bond ETF (EMHY)
iShares J.P. Morgan EM Local Currency Bond ETF (LEMB)
iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB)

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IS-A-SUPP-JPM-RUS-FI-0422

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